Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes Tables [Abstract]
Schedule of provision for income taxes

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Current tax expense	76	133	—
Deferred tax recovery	(412)	(365)	—

Income tax recovery	(336)	(232)	—

Schedule of statutory income tax rates

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2021 – 27%, 202 0 – 27%)	(44,832)	(9,029)	(3,630)
Change in unrecognized deductible temporary differences and unused tax losses	33,554	6,538	3,093
Permanent differences and other	10,942	2,259	537

Income tax recovery	(336)	(232)	—

Schedule of deferred tax assets

	As at
	December 31, 2022	December 31, 2021
Non-capital losses	6,728	11,856
Property and equipment	—	93
Intangible assets	—	2

Total	6,728	11,951

Schedule of deferred tax liabilities

	As at
	December 31, 2022	December 31, 2021
Intangible assets	7,492	9,792
Right-of-use assets	708	—
Property and equipment	9	—
Digital assets and derivatives	—	3,660
Equity investments	—	287
Deferred cost	—	380

	8,209	14,119

Deductible temporary differences deferred tax assets

	As at
	December 31, 2022	December 31, 2021
Unused tax losses	235,546	196,146
Property and equipment	5,225	4,012
Lease liability	3,280	578
Equity investments	7,523	0
Intangible assets	30,341	18,071
Investment accounted for using the equity method	79,109	—
Debentures	2,185	2,073
Financing costs	2,643	5,021
Research and development expenditures	3,406	2,555
Investment in subsidiaries	3,395	3,395
Other	419	—

	373,072	231,851

Schedule of non capital losses expire
The Company’s non-capital losses expire as follows:

	As at
	December 31, 2022	December 31, 2021
Expires 2024	549	549
Expires 2025	777	777
Expires 2026	1,822	1,822
Expires 2027	4,419	6,885
Expires 2028	4,068	5,486
Expires 2029	7,615	6,913
Expires 2030	5,816	5,616
Expires 2031	3,519	4,139
Expires 2032	6,441	9,031
Expires 2033	10,311	10,053
Expires 2034	10,268	14,810
Expires 2035	15,641	23,420
Expires 2036	29,378	28,317
Expires 2037	32,384	29,488
Expires 2038	33,159	29,512
Expires 2039	26,914	26,524
Expires 2040	15,738	15,153
Expires 2041	22,575	23,113
Expires 2042	30,291	—

	261,685	241,608